Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Common stocks: 99.30%
Real estate: 99.30%
Equity REITs: 99.30%
Acadia Realty Trust	1,535	$ 30,178
Agree Realty Corporation	1,238	86,128
Alexandria Real Estate Equities Incorporated	2,528	419,522
American Assets Trust Incorporated	914	31,167
American Campus Communities Incorporated	2,416	157,040
American Homes 4 Rent Class A	5,127	189,494
Americold Realty Trust	4,632	128,260
Apartment Income Corporation REIT	2,726	122,288
Apartment Investment & Management Company Class A †	2,643	16,598
Apple Hospitality REIT Incorporated	3,688	61,626
Ashford Hospitality Trust Incorporated †	587	3,311
AvalonBay Communities Incorporated	2,428	504,927
Boston Properties Incorporated	2,469	274,503
Brandywine Realty Trust	2,971	33,127
Brixmor Property Group Incorporated	5,172	126,093
Broadstone Net Lease Incorporated REIT	2,800	59,220
Camden Property Trust	1,775	254,695
CareTrust REIT Incorporated	1,684	31,205
Centerspace REIT	261	21,658
Chatham Lodging Trust †	846	10,778
City Office REIT Incorporated	755	10,525
Community Healthcare Trust Incorporated	407	15,336
Corporate Office Properties Trust	1,950	53,898
Cousins Properties Incorporated	2,582	89,208
CubeSmart	3,799	169,169
DiamondRock Hospitality †	3,657	37,631
Digital Realty Trust Incorporated	4,929	688,039
Diversified Healthcare Trust	4,150	9,421
Douglas Emmett Incorporated	3,047	86,139
Duke Realty Corporation	6,614	349,418
Easterly Government Properties Incorporated	1,495	29,347
EastGroup Properties Incorporated	706	114,054
Empire State Realty Trust Incorporated Class A	2,456	19,648
EPR Properties	1,298	66,510
Equity Commonwealth †	1,963	53,492
Equity Lifestyle Properties Incorporated	2,998	226,949
Equity Residential	5,935	455,986
Essential Properties Realty	2,110	48,277
Essex Property Trust Incorporated	1,133	321,602
Extra Space Storage Incorporated	2,326	414,493
Federal Realty Investment Trust	1,229	141,298
First Industrial Realty Trust Incorporated	2,262	120,225
Four Corners Property Trust Incorporated	1,343	37,027
Franklin Street Properties Corporation	1,651	7,463
Getty Realty Corporation	685	19,139
Global Medical REIT Incorporated	1,047	13,611
Global Net Lease Incorporated	1,798	26,017
Healthcare Realty Trust Incorporated	2,562	74,477
Healthcare Trust of America Incorporated Class A	3,835	115,242
Healthpeak Properties Incorporated	9,366	278,077
Hersha Hospitality Trust †	572	6,281
Highwoods Properties Incorporated	1,822	71,586
See accompanying notes to portfolio of investments

Allspring U.S. REIT Portfolio  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Host Hotels & Resorts Incorporated	12,401	$ 247,896
Hudson Pacific Properties Incorporated	2,647	52,702
Independence Realty Trust Incorporated	3,832	90,090
Industrial Logistics Properties Trust	1,135	17,320
Innovative Industrial Properties Incorporated	452	60,139
Invitation Homes Incorporated	10,365	390,968
JBG Smith Properties	1,982	51,155
Kilroy Realty Corporation	1,823	110,656
Kimco Realty Corporation	10,710	253,292
Kite Realty Group Trust	3,803	79,711
Lexington Corporate Properties Trust	4,911	56,771
Life Storage Incorporated	1,424	166,266
LTC Properties Incorporated	683	26,459
Medical Properties Trust Incorporated	10,365	192,582
Mid-America Apartment Communities Incorporated	2,003	362,543
National Health Investors Incorporated	796	47,083
National Retail Properties Incorporated	3,049	135,071
National Storage Affiliates Trust	1,422	74,584
Netstreit Corporation REIT	688	14,469
NexPoint Residential Trust Incorporated	394	28,951
Office Properties Income Trust	840	17,900
Omega Healthcare Investors Incorporated	4,149	123,516
Orion Office Incorporated	982	13,090
Paramount Group Incorporated	2,851	25,830
Park Hotels & Resorts Incorporated	4,107	74,172
Pebblebrook Hotel Trust	2,281	51,345
Piedmont Office Realty Trust Incorporated Class A	2,155	31,765
Plymouth Industrial Incorporated	600	12,186
Prologis Incorporated	12,853	1,638,500
PS Business Parks Incorporated	349	65,483
Public Storage Incorporated	2,649	875,865
Realty Income Corporation	9,825	670,262
Regency Centers Corporation	2,675	182,462
Retail Opportunity Investment Corporation	2,108	38,092
Rexford Industrial Realty Incorporated	2,782	177,686
RLJ Lodging Trust	2,893	38,853
RPT Realty	1,463	17,805
Ryman Hospitality Properties Incorporated †	956	85,361
Seritage Growth Property Class A †	628	5,043
Service Properties Trust	2,867	18,148
Simon Property Group Incorporated	5,707	654,308
SITE Centers Corporation	3,117	48,999
SL Green Realty Corporation	1,112	68,688
Spirit Realty Capital Incorporated REIT	2,217	93,092
STAG Industrial Incorporated	3,059	101,865
Store Capital Corporation	4,262	117,589
Summit Hotel Properties Incorporated †	1,848	16,152
Sun Communities Incorporated	2,014	330,558
Sunstone Hotel Investors Incorporated †	3,809	45,594
Tanger Factory Outlet Centers Incorporated	1,805	31,606
Terreno Realty Corporation	1,310	79,530
The Macerich Company	3,699	43,463
The Necessity Retail REIT Incorporated	2,144	17,109
UDR Incorporated	5,193	248,225
UMH Properties Incorporated	791	15,575
Universal Health Realty Income Trust	222	11,915
See accompanying notes to portfolio of investments

2  |  Allspring U.S. REIT Portfolio

Portfolio of investments—May 31, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Urban Edge Properties	1,912	$ 36,041
Ventas Incorporated	6,932	393,322
Veris Residential Incorporated †	1,389	22,349
Vornado Realty Trust	2,761	96,525
Washington REIT	1,469	35,682
Welltower Incorporated	7,560	673,520
WP Carey Incorporated	3,310	278,503
Xenia Hotels & Resorts Incorporated †	1,983	36,467
Total Common stocks (Cost $12,911,115)		16,850,152

		Yield
Short-term investments: 0.72%
Investment companies: 0.72%
Allspring Government Money Market Fund Select Class ♠∞		0.65%	122,645	122,645
Total Short-term investments (Cost $122,645)				122,645
Total investments in securities (Cost $13,033,760)	100.02%			16,972,797
Other assets and liabilities, net	(0.02)			(3,218)
Total net assets	100.00%			$16,969,579

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$102,224	$1,833,301	$(1,812,880)	$0	$0	$122,645	122,645	$123
See accompanying notes to portfolio of investments

Allspring U.S. REIT Portfolio  |  3

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$16,850,152	$0	$0	$16,850,152
Short-term investments
Investment companies	122,645	0	0	122,645
Total assets	$16,972,797	$0	$0	$16,972,797
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

4  |  Allspring U.S. REIT Portfolio